Common Stock (Zeta Acquisition Corp III)	12 Months Ended
Dec. 31, 2014
Zeta Acquisition Corp III
Common Stock
4.	Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. During December 2007, the Company issued 5,000,000 shares of its common stock pursuant to a private placement for $50,000.